OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ASSETS [Abstract]
Schedule of Other Assets
	As of December 31,
	2013	2014
	RMB	RMB
Prepayments for purchase of property, plant and equipment	61,958,160	98,361,331
Prepayments for construction of project assets	9,283,580	51,028,487
Prepayments for land use rights	12,305,449	1,955,518
Prepayments for land lease	-	20,419,212
Prepayment for warranty insurance premium	57,215,458	68,933,792
VAT recoverable for solar power plants	-	186,077,827
Deferred charges	-	47,390,407
Others	4,164,974	311,110
Total	144,927,621	474,477,684